Segmented Information - Percentage of Metal Revenues by Major Customers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Major Customers [Line Items]
Percentage of revenue	100.00%	100.00%
Customer A
Disclosure Of Major Customers [Line Items]
Percentage of revenue	94.00%	95.00%
Customer B
Disclosure Of Major Customers [Line Items]
Percentage of revenue	5.00%	4.00%
Customer C
Disclosure Of Major Customers [Line Items]
Percentage of revenue	1.00%	1.00%